SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Equity [Abstract]
Number of Warrant, Outstanding Beginning	23,746,866	24,290,866
Weighted Average Exercise Price, Outstanding Beginning	$ 1.12	$ 1.14
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsOutstandingWeightedAverageRemainingContractualTermsOne]		4 years 10 months 2 days
Number of Warrant, Granted	63,882,054
Weighted Average Exercise Price, Granted	$ 0.34
Number of Warrant, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrant, Canceled/Forfeited		(544,000)
Weighted Average Exercise Price, Canceled/Forfeited		$ 2.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 9 months 7 days	3 years 8 months 26 days
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsGrantedWeightedAverageRemainingContractualTerms]	5 years 1 month 24 days
Number of Warrant, Outstanding Ending	87,628,920	23,746,866
Weighted Average Exercise Price, Outstanding Ending	$ 0.55	$ 1.12